JOHN HANCOCK INVESTMENT TRUST II

200 Berkeley Street

Boston, MA 02116

March 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust II (the “Trust”), on behalf of:

John Hancock Financial Industries Fund and

John Hancock Regional Bank Fund (collectively, the “Funds”)

File Nos. 002-90305; 811-03999

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2019, contained in Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 89 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2019 via EDGAR, accession number 0001133228-19-000764.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary of the Trust